Assets Held for Sale (Details) $ in Thousands	1 Months Ended
	Jan. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Assets:
Accounts receivable and contract assets, net of allowance for credit losses		$ 134
Other current assets		258
Property and equipment, net		3,930
Goodwill		4,044
Franchise rights		19,666
Other assets, net		8,684
Assets held for sale		36,716
Liabilities:
Accounts payable and accrued liabilities		441
Deferred revenue and refundable tickets		953
Other current liabilities		403
Other noncurrent liabilities		8,056
Liabilities related to assets held for sale		9,853
Net assets held for sale		$ 26,863
Total purchase price	$ 49,400
Professional Development League Clubs
Assets Held for Sale
Number of Professional Development League clubs | item	3